REVENUES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Revenue [abstract]
REVENUES
NOTE 5 - REVENUES

	For the Six-month period ended June 30,
	2021	2020
	Unaudited
	U.S. dollars (in thousands)

Turnkey contracts	16,065	14,430
Games	979	800
Total royalties	17,044	15,230

Development and other services from Aspire (See also Note 3B)	928	1,348
Development and other services from NPI (See also Note 4A)	3,724	1,744
Development and other services from Michigan Joint Operation (See also Note 4B)	676	655
Total Development and other services	5,328	3,747
Use of IP rights (William Hill only, see also Note 3A)	3,864	3,094
Total Revenues	26,236	22,071

The Company generated revenues exceeding 10% of its consolidated revenues from four customers in the six-month period ended June 30, 2021 (of which two are a related party) and four customers in the six-month period ended June 30, 2020 (of which one is related parties, see Note 3). The Company generated 50% and 55% of the consolidated revenues in the six-month periods ended June 30, 2021 and 2020, respectively, from the Michigan Joint Operation and 12% and 10% of the consolidated revenues in the six-month periods ended June 30, 2021 and 2020 from Sazka.

As of June 30, 2021, and December 31, 2020, the Company had trade receivables outstanding, exceeding 10% of the Company’s consolidated trade receivables, from two customers. Sazka accounted 35% and 43% of the consolidated trade receivables outstanding as of June 30, 2021 and December 31, 2020, respectively, and William Hill accounted for 59% and 55% of the consolidated trade receivables outstanding as of June 30, 2021 and December 31, 2020.

NOTE 11 - REVENUES

	For the year ended December 31,
	2020	2019	2018
	U.S. dollars (in thousands)

Turnkey contracts	32,252	17,240	13,684
Games	2,006	2,189	2,098
Total royalties	34,258	19,429	15,782

Development and other services from Aspire (See also Note 6B)	2,430	4,099	3,421
Development and other services from NPI (See also Note 7A)	4,404	2,914	1,244
Development and other services from Michigan Joint Operation (See also Note 7B)	1,413	958	594
Total Development and other services	8,247	7,971	5,259
Use of IP rights (William Hill only, see also Note 6A)	6,697	5,662	2,437
Total Revenues	49,202	33,062	23,478